HERITAGE HEALTH BENEFIT EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Heritage Health Benefit Expenses [Abstract]
Components of costs of benefits to former mining operation employees
The components of these expenses are as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Health care benefits	$2,276	$3,176
Combined benefit fund payments	512	576
Workers’ compensation benefits	136	116
Black lung benefits	620	83
Total	$3,544	$3,951

The components of these expenses are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Health care benefits	$12,579	$11,367	$9,507
Combined benefit fund payments	2,240	2,258	2,617
Workers’ compensation benefits (credit)	(1,212)	(1,322)	2,132
Black lung benefits (credit)	(189)	1,085	4,319
Total	$13,418	$13,388	$18,575